RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2015
QPAGOS Corporation - Parent Company [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
3	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Revenues, Cost of Goods Sold and Gross Profit

The Company has restated its consolidated financial statements as of and for the year ended December 31, 2015. As a part of the Company’s analysis of its books and records, the Company management had discovered a discrepancy in the recording of revenue in its Mexican operations that has resulted in an overstatement of revenue, a corresponding overstatement of cost of goods sold and a net understatement of the gross profit in the Company’s financial statements.

The Company has the following sources of revenue:

•	Revenue from the sale of services

Prepaid services are acquired from providers and is sold to end users through kiosks that the company owns or kiosks owned by third parties. We recognize the revenue on the sale of these services when the end-user deposits funds into the terminal and the prepaid service is delivered to the end-user. The revenue is recognized at the gross value, including margin of the prepaid service to the company, net of value added tax and the full value of the service acquired as cost of goods sold.

An error in recording this revenue, in our Mexican operations, resulted in the cost of goods sold recorded as equal to revenues recorded. The gross profit on these revenue transactions whereby the risks and rewards of ownership had passed to end-users remained on our balance sheet in prepayments we had made to our service providers. This error has been corrected by the reduction in our cost of goods sold expenditure, with a corresponding increase in the gross profit earned and the restatement of Mexican Value Added related to these entries.

Certain expenses directly related to cost of goods sold were previously reflected as Other Expense have been correctly reclassified as cost of goods sold in the restated financial statements.

•	Revenue in the form of payment processing fees

We provide a secure means for end-users to pay for certain services, such as utilities through our kiosks.

This revenue was previously recorded at gross value, the full value of the transaction was recorded as revenue and the full value of the service provided to our end users was recognized as cost of goods sold. The value-added taxation on both the revenue and cost of goods sold was recorded as due to and due from, the Mexican revenue authorities, respectively. The Restated financial statements reversed the difference between the gross revenue recorded and the payment processing fee actually earned and the cost of goods sold entries recorded were reversed. The value-added taxation recorded has been restated and we have brought this restatement to the attention of the Mexican revenue authorities and are in the process of correcting our tax returns.

•	Revenue from the sale of kiosks

We import and sell kiosk. to customers and distributors, who then make use of our technology to provide services to end-users whereby prepaid services can be acquired and other transactions can be performed utilizing the convenience of our kiosks and payment gateway. We recognize the full value of the revenue on the sale of these kiosks and the full value of the cost of the kiosks sold. These transactions were correctly recorded and no restatement was necessary.

Organization – Reverse Merger

On August 27, 2015, the Company entered into a series of agreements which completed the Reverse Merger with Qpagos and Redpag. As part of the merger, 1,500 Series A shares and 1,548,480 Series B shares outstanding of Qpagos and 1,500 Series A Shares and 2,238,245 Series B shares of Redpag was acquired by QPAGOS. The original shareholders of Qpagos and Redpag were effectively issued 4,619,314 common shares of QPAGOS resulting in control of QPAGOS, effectuating the reverse merger transaction.

The acquisition of Qpagos and Redpag by QPAGOS Corporation has been accounted for as a reverse acquisition for financial accounting purposes. The Reverse Merger is deemed a capital transaction and the net assets of Qpagos and Redpag (the accounting acquirers) are carried forward to QPAGOS Corporation (the legal acquirer) at their carrying value before the combination. The acquisition process utilizes the capital structure of QPAGOS Corporation and the assets and liabilities of Qpagos and Redpag are recorded at historical cost. The financials statements of Qpagos, Redpag and QPAGOS Corporation are being combined for the period from January 1, 2014 through December 31, 2015. In these financial statements, Qpagos and Redpag are the operating entities for financial reporting purposes and the financial statements for all periods presented represent the combined financial position and results of operations of Qpagos and Redpag. The equity of Qpagos and Redpag is the historical equity of QPAGOS Corporation, presented retroactively to reflect the number of shares issued in the transaction.

On May 12, 2016, Asiya Pearls, Inc., a Nevada corporation (the “Asiya”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Qpagos Corporation, a Delaware corporation (“Qpagos Corporation”), and Qpagos Merge, Inc., a Delaware corporation and wholly owned subsidiary of the Asiya (“Merger Sub”). Pursuant to the Merger Agreement, on May 12, 2016 the merger was consummated and Qpagos Corporation and Merger Sub merged (the “Merger”), with Qpagos Corporation continuing as the surviving corporation of the Merger.

Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation’s capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of Asiya’s common stock, par value $0.0001 per share (the “Common Stock”). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, Asiya assumed all of Qpagos Corporation’s warrants issued and outstanding immediately prior to the Merger, which are now exercisable for approximately 6,219,200 shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current Asiya stockholder of 5,000,000 shares of Common Stock agreed to return to Asiya 4,975,000 shares of Common Stock held by such holder to Asiya and the then-current Asiya stockholder retained an aggregate of 25,000 shares of Common Stock and the other stockholders of Asiya retained 5,000,000 shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation’s former stockholders held 49,929,000 shares of Asiya common stock which represented approximately 91% of the Company Common Stock outstanding.

The Merger is being treated as a reverse acquisition of Asiya, a public shell company, for financial accounting and reporting purposes. As such, Qpagos Corporation is treated as the acquirer for accounting and financial reporting purposes while Asiya is treated as the acquired entity for accounting and financial reporting purposes. Further, as a result, the historical financial statements that will be reflected in the Company’s future financial statements filed with the United States Securities and Exchange Commission (“SEC”) will be those of Qpagos Corporation, and the Company’s assets, liabilities and results of operations will be consolidated with the assets, liabilities and results of operations of Qpagos Corporation.

The reverse merger transaction and its recapitalization effects on the Company have been pushed back to the earliest period presented in these restated financials. The shares retained by the existing shareholders of Asiya Pearls, Inc., were subsequently recorded as a share issuance on the effective date of the reverse merger, May 12, 2016.

The restated Consolidated Balance Sheet as of December 31, 2015 and 2014, the related Consolidated Statements of Operations for the years ended December 31, 2015 and 2014 and the Statement of Cash Flows for the year ended December 31, 2015, are presented below:

QPAGOS

RESTATED CONSOLIDATED BALANCE SHEET

December 31, 2015

	As
	Previously			As
	Reported	Adjustments	Notes	Restated
Assets

Current Assets
Cash	$832,159			$832,159
Accounts receivable	242,075			242,075
Inventory	668,567			668,567
Recoverable IVA taxes and credits	412,143	5,754	(A), (B)	417,897
Other current assets	20,509	31,505	(B)	52,014
Total Current Assets	2,175,453	37,259		2,212,712

Non-Current Assets
Plant and equipment, net	70,537			70,537
Intangibles, net	211,417			211,417
Other assets	11,712			11,712
Total Non-Current Assets	293,666	-		293,666
Total Assets	$2,469,119	$37,259		$2,506,378

Liabilities and Stockholders' Equity

Current Liabilities
Accounts payable	$38,372			$38,372
Notes payable	103,320			103,320
IVA and other taxes payable	181,946	10,098	(A), (B)	192,044
Advances from customers	1,986			1,986
Total Current Liabilities	325,624	10,098		335,722

Total Liabilities	325,624	10,098		335,722

Stockholders' Equity
Common stock, $0.0001 par value; 100,000,000 shares authorized, 44,784,000 shares issued and outstanding as of December 31, 2015.	22,392	(17,914)	(D)	4,478
Additional paid-in-capital	5,717,947	17,914	(D)	5,735,861
Accumulated deficit	(4,019,428)	29,739		(3,989,689)
Accumulated other comprehensive income	422,584	(2,578)	(C)	420,006
Total stockholder's equity - controlling interest	2,143,495	27,161		2,170,656
Non-controlling interest	-	-		-
Total Stockholders' Equity	2,143,495	27,161		2,170,656
Total Liabilities and Stockholders' Equity	$2,469,119	$37,259		$2,506,378

CONSOLIDATED BALANCE SHEET

December 31, 2014

	As
	Previously			As
	Reported	Adjustments	Notes	Restated
Assets

Current Assets
Cash	$173,828			$173,828
Accounts receivable	15,914			15,914
Inventory	646,986			646,986
Recoverable IVA taxes and credits	171,200			171,200
Other current assets	50,000			$50,000
Total Current Assets	1,057,928	-		1,057,928

Non-Current Assets
Plant and equipment, net	99,985			99,985
Other assets	6,192			6,192
Total Non-Current Assets	106,177	-		106,177
Total Assets	$1,164,105	$-		$1,164,105

Liabilities and Stockholders' Deficit

Current Liabilities
Accounts payable	$102,501			$102,501
Notes payable	2,324,422			2,324,422
IVA and other taxes payable	8,625			8,625
Advances from customers	3,092			3,092
Total Current Liabilities	2,438,640	-		2,438,640

Total Liabilities	2,438,640	-		2,438,640

Stockholders' Deficit
Common stock, $0.0001 par value; 100,000,000 shares authorized, 9,238,628 shares issued and outstanding as of December 31, 2014.	4,619	(3,695)	(D)	924
Additional paid-in-capital	58,282	3,695	(D)	61,977
Accumulated deficit	(1,490,185)			(1,490,185)
Accumulated other comprehensive income	152,749			152,749
Total stockholder's deficit - controlling interest	(1,274,535)	-		(1,274,535)
Non-controlling interest	-	-		-
Total Stockholders' Deficit	(1,274,535)	-		(1,274,535)
Total Liabilities and Stockholders' Deficit	$1,164,105	$-		$1,164,105

QPAGOS

CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS

Year Ended December 31, 2015

	As
	Previously			As
	Reported	Adjustments	Notes	Restated
Revenues
Sales of services	1,122,319	$(382,425)	(A)	$739,894
Kiosk sales	321,239			321,239
Payment processing fees	66,674			66,674
Other	137			137
	1,510,369	(382,425)		1,127,944
Cost of Goods Sold
Sales of services	1,122,319	(412,164)	(A), (B)	710,155
Kiosk sales	369,909			369,909
Other	28,900	11,272	(E)	40,172
	1,521,128	(400,892)		1,120,236

Gross (Loss) Profit	(10,759)	18,467	(B)	7,708

General and administrative	2,000,714			2,000,714
Depreciation and amortization	37,810			37,810
Total Expense	2,038,524	-		2,038,524

Loss from Operations	(2,049,283)	18,467		(2,030,816)

Other (expense) income	(9,991)	10,194	(E)	203
Interest expense, net	(3,319)	1,078	(E)	(2,241)
Foreign currency loss	(466,920)			(466,920)

Loss before Provision for Income Taxes	(2,529,513)	29,739		(2,499,774)
Provision for Income Taxes	-			-

Net Loss	(2,529,513)	29,739		(2,499,774)
Net loss attributable to non-controlling interest	-	-		-

Net Loss Attributable to Controlling Interest	$(2,529,513)	$29,739		$(2,499,774)

Net Loss Per Share - Basic and Diluted	$(0.10)	$0.00		$(0.10)

Weighted Average Number of Shares Outstanding - Basic and Diluted	25,698,746	25,698,746	(D)	25,698,746

Other Comprehensive Income
Foreign currency translation adjustment	269,835	(2,578)	(C)	267,257

Total Comprehensive loss	(2,259,678)	27,161		(2,232,517)
Comprehensive loss attributable to non-controlling interest	-	-		-

Comprehensive Loss Attributable to Controlling Interest	$(2,259,678)	$27,161		$(2,232,517)

QPAGOS

CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS

Year Ended December 31, 2014

	As
	Previously			As
	Reported	Adjustments	Notes	Restated
Revenues
Sales of services	$27,081			$27,081
Kiosk sales	109,981			109,981
Payment processing fees	-			-
Other	188			188
	137,250	-		137,250
Cost of Goods Sold
Sales of services	29,060			29,060
Kiosk sales	102,252			102,252
Other	1,676	2,614	(E)	4,290
	132,988	2,614		135,602

Gross Profit	4,262	(2,614)		1,648

General and administrative	1,264,535			1,264,535
Depreciation and amortization	30,600			30,600
Total Expense	1,295,135	-		1,295,135

Loss from Operations	(1,290,873)	(2,614)		(1,293,487)

Other income	2,419	2,614	(E)	5,033
Interest expense, net	11			11
Foreign currency loss	(200,875)			(200,875)

Loss before Provision for Income Taxes	(1,489,318)	-		(1,489,318)
Provision for Income Taxes	-			-

Net Loss	(1,489,318)	-		(1,489,318)
Net loss attributable to non-controlling interest	-			-

Net Loss Attributable to Controlling Interest	$(1,489,318)	$-		$(1,489,318)

Net Loss Per Share - Basic and Diluted	$(0.16)			$(0.16)

Weighted Average Number of Shares Outstanding - Basic and Diluted	9,238,628	9,238,628	(D)	9,238,628

Other Comprehensive Income
Foreign currency translation adjustment	147,167			147,167

Total Comprehensive loss	(1,342,151)	-		(1,342,151)
Comprehensive loss attributable to non-controlling interest	-			-

Comprehensive Loss Attributable to Controlling Interest	$(1,342,151)	$-		$(1,342,151)

QPAGOS

CONSOLIDATED STATEMENT OF CASH FLOWS

Year Ended December 31, 2015

	As
	Previously			As
	Reported	Adjustments	Notes	Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company	$(2,529,513)	$29,739	(B)	$(2,499,774)
Less: loss attributable to non-controlling interest	-			-
Net loss	(2,529,513)	29,739		(2,499,774)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	34,227			34,227
Amortization expense	3,583			3,583
Equity based compensation charge	166,715			166,715
Changes in Assets and Liabilities
Accounts receivable	(226,161)			(226,161)
Inventory	(21,581)			(21,581)
Recoverable IVA taxes and credits	(240,943)	(5,754)	(A), (B)	(246,697)
Other current assets	29,491	(31,505)	(B)	(2,014)
Other assets	(5,520)			(5,520)
Accounts payable and accrued expenses	(64,129)			(64,129)
IVA and other taxes payable	173,591	10,098	(A), (B)	183,689
Advances from customers	(1,106)			(1,106)
Interest accruals	3,320			3,320
CASH USED IN OPERATING ACTIVITIES	(2,678,026)	2,578		(2,675,448)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,779)			(4,779)
Intangible assets	(215,000)			(215,000)
NET CASH USED IN INVESTING ACTIVITIES	(219,779)	-		(219,779)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued	2,990,000			2,990,000
Share issue expenses	(388,700)			(388,700)
Proceeds from loans payable	685,001			685,001
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,286,301	-		3,286,301

Effect of exchange rate changes on cash and cash equivalents	269,835	(2,578)	(C)	267,257

NET INCREASE IN CASH	658,331			658,331
CASH AT BEGINNING OF PERIOD	173,828			173,828
CASH AT END OF PERIOD	$832,159	$-		$832,159

CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes	$-			$-
Cash paid for interest	$-			$-

NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity	$2,909,423			$2,909,423

NOTES

A.	Management noted an error in the recording of transactions related to a consumer’s use of kiosks to pay for certain services such as utilities through our kiosks.

In these transactions, the Company earns a payment processing fee as an agent, on either a percentage of transaction value or a fixed fee per transaction basis.

This revenue was previously recorded at gross value, the full value of the transaction was recorded as revenue and the full value of the service provided to our end users was recognized as cost of goods sold. The value-added taxation on both the revenue and cost of goods sold was recorded as due to and due from, the Mexican revenue authorities, respectively.

The Restated financial statements reversed the difference between the gross revenue recorded and the payment processing fee actually earned on these transactions; and the cost of goods sold entries originally recorded were reversed. The value-added taxation recorded has been restated and we have brought this restatement to the attention of the Mexican revenue authorities and are in the process of correcting our tax returns.

B.	Management noted an error in recording of cost of goods sold of prepaid services sold to end users.

Purchases of prepaid services from providers are recorded as a prepaid asset, which is subsequently expensed to cost of goods sold when the service is sold and the risks and rewards of ownership passed to end users.

The cost of goods sold was incorrectly recorded as equal to revenue on all service sales. The gross profit on these revenue transactions was earned but remained on our balance sheet in prepaid expenditure.

The restated financial statements reduced the costs of goods sold recorded by the gross profit earned on these transactions with a corresponding reduction in prepaid expenditure. The net value added tax effect on these transactions was restated and we have brought this restatement to the attention of the Mexican revenue authorities and are in the process of correcting our tax returns.

C.	Represents the restatement of the foreign currency translation adjustment directly related to the restatement of revenues and cost of goods sold discussed in A and B above.

D.	To reflect the adjustments necessary to record the recapitalization effect of the reverse merger with Asiya Pearls, Inc.

E.	To reclass certain lease payments to retailers for the lease of floor space for the placement of kiosks on their premises from other (expense) income to cost of goods sold.